Consolidated Statements of Comprehensive Income ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Statement of comprehensive income [abstract]
Net income for the year	¥ 11,372	$ 1,633	¥ 10,257	¥ 1,850
Items that will not be reclassified to statements of income:
Changes in fair value of financial assets through other comprehensive income (non-recycling)	(583)	(84)	(383)	(56)
Tax effect on changes in fair value of financial assets through other comprehensive income (non-recycling)	2		2	(2)
Changes in fair value of financial assets through other comprehensive income, net of tax (non-recycling)	(581)	(84)	(381)	(58)
Others	(1)		(4)	6
Items that will not be reclassified to statements of income	(582)	(84)	(385)	(52)
Item that may be reclassified subsequently to statements of income:
Currency translation differences	81	12	140	(178)
Other comprehensive income for the year, net of tax	(501)	(72)	(245)	(230)
Total comprehensive income for the year	10,871	1,561	10,012	1,620
Total comprehensive income attributable to:
Equity shareholders of the Company	10,829	1,555	9,952	1,598
Non-controlling interests	¥ 42	$ 6	¥ 60	¥ 22